CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 9,975,186	$ 10,227,783
Interest on debt securities:
Taxable	991,904	1,120,003
Tax-exempt	450,097	455,493
Dividends	8,719	6,157
Other interest	284,542	221,621
Total interest and dividend income	11,710,448	12,031,057
Interest expense:
Interest on deposits	1,488,948	1,773,383
Interest on Federal Home Loan Bank advances		175
Interest on securities sold under agreements to repurchase	28,010	39,970
Total interest expense	1,516,958	1,813,528
Net interest and dividend income	10,193,490	10,217,529
Provision for loan losses	495,000	755,000
Net interest and dividend income after provision for loan losses	9,698,490	9,462,529
Noninterest income:
Service charges on deposit accounts	510,604	523,770
Gain on sale of investments	445,338
Gain on sale of mortgages	427,451	226,580
Investment services fees and commissions	178,204	114,046
Other service charges and fees	650,914	760,549
Increase in cash surrender value of life insurance policies	159,645	167,016
Other income	9,259	8,820
Total noninterest income	2,381,415	1,800,781
Noninterest expense:
Salaries and employee benefits	5,622,792	4,818,836
Occupancy expense	1,097,570	1,133,024
Equipment expense	254,560	287,414
Loss on sale of other real estate owned	27,659
Professional fees	752,772	722,772
Advertising and promotions	490,086	407,944
Forms and supplies	186,668	146,103
Correspondent charges	311,827	290,468
FDIC assessment	360,554	402,837
Postage	82,276	97,779
Directors' fees	197,439	146,233
Data processing	446,027	394,585
Other expense	924,296	906,512
Total noninterest expense	10,754,526	9,754,507
Income before income tax expense	1,325,379	1,508,803
Income tax expense	415,849	362,094
Net income	909,530	1,146,709
Net income available to common stockholders	$ 549,955	$ 888,709
Earnings per common share	$ 0.64	$ 1.03
Earnings per common share, assuming dilution	$ 0.63	$ 1.03